Right-of-Use Assets and Lease Liabilities	6 Months Ended
Sep. 30, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
5.	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

(a) Right-of-use assets

The Company has entered into leases of buildings, which are used for the Company’s operations. As of September 30, 2024 and March 31, 2024, leases of buildings have lease terms of two years and three years, respectively.

	September 30, 2024	March 31, 2024
	US$	US$
Cost:	(Unaudited)	(Audited)
At beginning of period/year	256,898	253,373
Addition during the period/year	345,871	—
Early termination of a lease	(257,480)	—
Exchange realignment	2,177	3,525
At end of period/year	347,466	256,898

Accumulated amortisation:
At beginning of period/year	221,213	132,442
Amortisation for the period/year	72,056	85,631
Early termination of a lease	(221,749)	—
Exchange realignment	869	3,140
At end of period/year	72,389	221,213

Net carrying amount:	275,077	35,685

(b) Lease liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the period/year:

	September 30, 2024	March 31, 2024
	US$	US$
	(Unaudited)	(Audited)
At beginning of period/year	40,245	133,279
Additions to lease liabilities	345,871	—
Interest charged	3,751	4,241
Payment made	(45,117)	(97,715)
Early termination of a lease	(40,337)	—
Exchange realignment	1,496	440
At end of period/year	305,909	40,245

Presentation on:

Condensed Consolidated Statements of Financial Position:

	As of September 30, 2024 US$	As of March 31, 2024 US$
	(Unaudited)	(Audited)
Current	187,277	40,245
Non-current	118,632	—
Total	305,909	40,245

The effective interest rate applied to the lease liabilities recognized in the condensed consolidated statements of financial position at 3.00% and 4.75% per annum as of September 30, 2024 and March 31, 2024, respectively.